Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 436	$ (406)	$ (153)
(Income) loss from discontinued operations, net of tax	(434)	(59)	(32)
Income (loss) from continuing operations	2	(465)	(185)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	591	684	818
Impairment assets held for sale			69
Net (gain) loss on sale of assets	10	21	(58)
(Gain) loss on extinguishment of debt	32	(57)	(1,045)
Results relating to equity-accounted investees	77	86
Changes in operating assets and liabilities:
(Increase) decrease in receivables and other current assets	(32)	109	(66)
(Increase) decrease in inventories	(104)	8	31
Increase (decrease) in accounts payable, accrued and other liabilities	(266)	(117)	(194)
Decrease (increase) in other non-current assets	51	(157)	105
Increase (decrease) in provisions	(107)	(120)	(178)
Exchange differences	(128)	353	(39)
Other items	49	16	41
Net cash provided by (used for) operating activities	175	361	(701)
Cash flows from investing activities:
Purchase of intangible assets	(10)	(7)	(8)
Capital expenditures on property, plant and equipment	(221)	(258)	(92)
Proceeds from disposals of property, plant and equipment	15	31	21
Proceeds from disposals of assets held for sale	11	8
Proceeds from the sale of securities			20
Purchase of other non-current financial assets	(1)	(2)	(2)
Proceeds from the sale of other non-current financial assets	4	27	1
Purchase of interests in businesses		(8)
Proceeds from (consideration related to) sale of interests in businesses		(60)	123
Net cash provided by (used for) investing activities	(202)	(269)	63
Cash flows from financing activities:
Net (repayments) borrowings of short-term debt	17	8	7
Amounts drawn under the revolving credit facility	200		400
Repayments under the revolving credit facility	(600)	(200)	(200)
Repurchase of long-term debt	(1,997)	(1,383)	(286)
Net proceeds from the issuance of long-term debt	1,578	974
Principal payments on long-term debt	(10)	(2)	(1)
Dividends paid to non-controlling interests	(67)	(2)	(29)
Net proceeds from the issuance of common stock		448
Cash proceeds from exercise of stock options	10
Purchase of treasury shares	(57)
Net cash provided by (used for) financing activities	(926)	(157)	(109)
Net cash provided by (used for) continuing operations	(953)	(65)	(747)
Cash flows from discontinued operations:
Net cash provided by (used for) operating activities	20	10	(15)
Net cash provided by (used for) investing activities	791	(17)	15
Net cash provided by (used for) financing activities	(2)	2
Net cash provided by (used for) discontinued operations	809	(5)
Net cash provided by (used for) continuing and discontinued operations	(144)	(70)	(747)
Effect of changes in exchange rates on cash positions	(21)	(63)	(8)
Increase (decrease) in cash and cash equivalents	(165)	(133)	(755)
Cash and cash equivalents at beginning of period	908	1,041	1,796
Cash and cash equivalents at end of period	743	908	1,041
Less: cash and cash equivalents at end of period-discontinued operations		10	15
Cash and cash equivalents at end of period-continuing operations	743	898	1,026
Supplemental disclosures to the consolidated statements of cash flows
Interest	301	278	391
Income taxes	25	19	50
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	30	6	165
Book value of these assets	(40)	(142)	(159)
Non-cash gains (losses)		115	52
Net (gain) loss on sale of assets	(10)	(21)	58
Other items:
Share-based compensation	31	12	28
Value adjustments/impairment financial assets		(4)
Non-cash tax expense against other intangibles			5
Non-cash interest cost due to applying effective interest method	18	15	8
Others		(7)
Total other non-cash elements in income	49	16	41
Trident Shares [Member]
Non-cash investing information:
Assets received in lieu of cash from the sale of businesses		177
Virage Logic Shares/Options [Member]
Non-cash investing information:
Assets received in lieu of cash from the sale of businesses			15
Others [Member]
Non-cash investing information:
Assets received in lieu of cash from the sale of businesses			$ 5